UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08464

 NAME OF REGISTRANT:                     High Income Opportunities
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


High Income Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER CABLE INC                                                                       Agenda Number:  933058415
--------------------------------------------------------------------------------------------------------------------------
        Security:  88732J207
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2009
          Ticker:  TWC
            ISIN:  US88732J2078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CAROLE BLACK                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: GLENN A. BRITT                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: THOMAS H. CASTRO                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DAVID C. CHANG                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JAMES E. COPELAND, JR.              Mgmt          For                            For

1F     ELECTION OF DIRECTOR: PETER R. HAJE                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DONNA A. JAMES                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DON LOGAN                           Mgmt          For                            For

1I     ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WAYNE H. PACE                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: EDWARD D. SHIRLEY                   Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JOHN E. SUNUNU                      Mgmt          For                            For

2      RATIFICATION OF AUDITORS                                  Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Opportunities Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/25/2009